Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 585,000.00
Previously Paid Amount	0.00
Total Fee Amount	80.79
Total Offset Amount	0.00
Net Fee	80.79
Narrative - Max Aggregate Offering Price	$ 585,000.00
Final Prospectus	true